Loans payable - Narrative (Q1) (Details) - SIF Loan $ in Millions, $ in Millions	Nov. 20, 2020 USD ($)	Nov. 20, 2020 CAD ($)
Debt Instrument [Line Items]
Face amount		$ 40.0
Term	15 years
Repayment benchmark year, revenue	$ 70.0
Repayment benchmark year, period	14 years
Discount percentage	26.00%	26.00%